Equity Investments (Details) (USD $)	1 Months Ended		12 Months Ended	1 Months Ended
	Jan. 31, 2011 Shanghai Jingmao and its affiliate [Member]	Aug. 31, 2011 JCR Soft [Member]	Dec. 31, 2012 Bridea [Member]	Jan. 31, 2010 AmazGame [Member] Zhou You [Member]	May 31, 2010 AmazGame [Member] Shanghai Jingmao and its affiliate [Member]
Equity Investments [Line Items]
Percentage of acquired equity interest	50.00%	10.00%	10.00%	30.00%	50.00%
Percentage of voting interest acquired	100.00%
Fixed cash consideration		$ 350,000	$ 500,000